OFFICERS AND TRUSTEES
    GEORGE N. DONNELLY, PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES ANDREW B. SHAFFER, SECRETARY,
    TREASURER AND TRUSTEE
    FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
    FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND DISBURSING AGENT
    FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
    SMITH HAYES FINANCIAL SERVICES CORP.

CUSTODIAN OF PORTFOLIO SECURITIES
    WELLS FARGO INVESTMENTS AND TRUST
    WELLS FARGO BANK WEST, N.A.

INDEPENDENT AUDITORS
    FORTNER BAYENS LEVKULICH & CO., P.C.

LEGAL COUNSEL
    KUTAK ROCK



THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



                         FEDERAL INCOME TAX INFORMATION
                                   (UNAUDITED)

In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U. S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

                           INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholders
Colorado BondShares - A Tax-Exempt Fund

         We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Colorado BondShares, A Tax-Exempt Fund, as of September 30, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares - A Tax-Exempt Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period then ended in conformity with U.S. generally accepted accounting principles.


                                    FORTNER, BAYENS, LEVKULICH & CO., P.C.

Denver, Colorado
November 2, 2001

                                                              November 23, 2001

Dear Shareholder:

September 30, 2001 marks the end of our fiscal year and what a year it has been. The last twelve months have been witness to the greatest growth spurt in our fund's fourteen year history. We grew by 40%, adding approximately $40 million, which increased assets under management from $100,000,000 to $140,000,000. At this point in time our growth continues unabated. Rapid growth can often be detrimental to a fund like ours if the income stream becomes diluted by new investment dollars. However, in our case the income factor remains relatively high and constant at 6.30%, as compared to the plunging yields on most other fixed income investments.

Growth can be positive for shareholders. The expenses of operating the fund on a per-dollar- invested basis reached their lowest point ever as economies-of-scale came into play. An expense ratio of 60 basis points, $6 per thousand invested (net of reimbursements), is very competitive with the large national funds. We find our distributed net investment income is a good deal higher than theirs, as well.

The Colorado economy is strong and is ranked among the five strongest in the country. Though there are pockets of weakness in the economy such as large homes, office space and apartment dwellings, our portfolio has little exposure in these sectors.

Despite the best efforts of international war criminals to dampen our spirits, we remain very optimistic. It is a proud time to be an American, a great time to be based in Colorado and the tax-exempt market represents a historically unprecedented value.

Call us with your questions; we remain most grateful for your support.

Sincerely,


Fred R. Kelly, Jr.
Portfolio Manager

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2001
-------------------------------------------------------------------------------


 FACE                                                                        MARKET
AMOUNT                  COLORADO MUNICIPAL BONDS- 83.2%                      VALUE
------                  --------------------------------                     ------
  235,000  Academy Water and Sanitation District G.O. Series 1995, 6.20%
             -7.10% due 11/15/2002-05                                         253,041
  185,000  Arapahoe Water and Sanitation District G.O. Refunding and
             Improvement Series 1986, 8.50% due 12/1/2005                     207,905
2,250,000  Arapahoe Water and Sanitation District G.O. Refunding Series
             1995B, 8.50% due 12/1/2020 (b)                                 2,387,250
   65,000  Arrowhead Metropolitan District G.O. Improvement Series
             1995A, 5.90%-6.10% due 12/1/2001-03                               66,551
  100,000  Arrowhead Metropolitan District G.O. Refunding Series 1994,
             5.70% due 12/1/2003                                              104,222
  950,000  Aurora Multifamily Housing Revenue River Falls Project Series
             1999A, 5.70% due 7/1/2029                                        917,073

  306,040  Aurora Centretech Metropolitan District G.O. Refunding and
             Improvement Series 1994, 6.00% due 12/1/2023 (b)                 445,573
  700,000  Beebe Draw Farms Metropolitan District G.O.  Series 1998,
             7.00% due 10/1/2018                                              673,148
1,295,000  Bell Mountain Ranch Phase II Metropolitan District G.O. Series
             1995, 8.50% due 11/15/2015 (b)                                 1,531,830
5,215,000  Belle Creek Metropolitan District #1 G.O. Ltd Tax Series 2000,
             8.00% due 12/1/2020                                            5,369,312
   75,000  Black Hawk (City of) Device Tax Revenue Series 1994, 5.70%
             due 12/1/2001                                                     75,191
  200,000  Black Hawk (City of) Device Tax Revenue Series 1996, 5.75%-5.85%
             due 12/1/2003-04                                                 205,118
2,250,000  Black Hawk (City of) Device Tax Revenue Series 1998, 5.625%
             due 12/1/2021                                                  1,950,773
  265,000  Boulder County Multifamily Refunding & Improvement Revenue
             (Thistle Cmnty Housing) Series 1999A, 6.00% due 6/1/2011         257,784
  805,000   Boulder County Multifamily Refunding & Improvement Revenue
             (Thistle Cmnty Housing) Series 1999A, 6.25% due 6/1/2019         765,312
   70,000  Boulder County Multifamily Refunding & Improvement Revenue
             (Thistle Cmnty Housing)  Subordinate Series 1999B, 7.375%
             due 6/1/2015                                                      68,201
   25,000  Boulder Valley School District No. RE-2 Series 1992A, 5.80%
             due 10/15/2001                                                    25,042
   75,000  Boxelder Sanitation District Sewer Revenue Refunding and
             Improvement Series 1994, 5.90% due 1/1/2003                       77,342
5,900,000  Broadlands Metropolitan District No. 2, 2.30% due 12/1/2025 (h)  5,900,000
4,450,000  Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Series
             2000, 8.00% due 12/1/2019                                      4,450,000
  25,000  Castle Rock (Town of) G.O. Series 1988-2, 10.375% due
             12/1/2008                                                         25,000


COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2001
-------------------------------------------------------------------------------

 FACE                                                                          MARKET
AMOUNT                  COLORADO MUNICIPAL BONDS- 83.2%                        VALUE
------                  --------------------------------                       ------
  565,000   Castle Rock (Town of) LID Series 1988-2D Special Assessment,
                9.25%-10.375% due 12/1/2008 (i)                                   172,150
  510,000   Central City (City of) Excise Tax Revenue Refunding Series 1996,
                5.70%-6.60% due 12/1/2001-11                                      507,177
   20,000   Central City (City of) Special Assessment District No.1, 7.50%
                due 12/1/2003                                                      20,093
2,475,000   Central Platte Valley Metropolitan District Special Obligation
                Revenue Series 1998, 7.00% due 12/1/2017                        2,413,125
2,009,520   Colorado Centre Metropolitan District Ltd. Tax and Special
                Revenue Series 1992A, principal only, 0.00% due 1/1/2027
                (a)(e)(i)                                                          14,067
2,008,335   Colorado Centre Metropolitan District Ltd. Tax and Special
                Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(i)  1,199,980
6,465,662   Colorado Centre Metropolitan District Ltd. Tax and Special
                Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)                 45,260
  965,000   Colorado Educational & Cultural Facilities Authority Charter
                School Revenue - Crown Pointe Academy Series 2000, 7.25%
                due 7/15/2025                                                     965,000
4,060,000   Colorado Educational & Cultural Facilities Authority Charter
                School Revenue - Liberty Common Series 1998, 6.95% due
                8/15/2019                                                       4,007,626
  275,000   Colorado Educational & Cultural Facilities Authority Charter
                School Revenue - Elbert County Series 2000, 8.00% due
                6/1/2004                                                          276,356
  695,000   Colorado Educational & Cultural Facilities Authority Charter
                School Revenue - Elbert County Series 2000, 8.00% due
                6/1/2010                                                          695,000
1,225,000   Colorado Educational & Cultural Facilities Authority Private
                School Revenue - Series 2000A, 8.50% due 6/1/2022               1,225,000
  520,000   Colorado Health Facilities Authority Zero Coupon Retirement
                Housing Revenue Liberty Heights Project 1990 Subordinate
                Series B, 6.97% due 7/15/2020 (d)                                 163,228
  565,000   Colorado Postsecondary Educational Facilities Authority Revenue
                National Technological University Project Series 1993, 7.375%
                due 12/1/2010 (b)                                                 640,840
  780,000   Colorado Postsecondary Educational Facilities Authority Revenue
                National Technological University Project Series 1993, 7.75%
                due 12/1/2010                                                     809,765
  780,000   Colorado Springs Spring Creek G.I.D. GO Series 1995, 4.08% due
                12/1/2014 (h)(i)                                                  390,000
1,175,000   Columbia Metropolitan District G.O. Improvement Series 1992,
                7.70%-8.50% due 11/1/2001-12                                    1,262,301


COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2001
-------------------------------------------------------------------------------

 FACE                                                                          MARKET
AMOUNT                  COLORADO MUNICIPAL BONDS- 83.2%                        VALUE
------                  --------------------------------                       ------
   435,000   Cordillera Metropolitan District G.O. Series 1994A, 8.00% due
                12/1/2009 (b)                                                     508,232
   500,000   Cordillera Metropolitan District G.O. Series 1994, 8.25% due
                12/1/2013 (b)                                                     587,950
 1,025,000   Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25%
                due 12/1/2017                                                   1,007,554
 3,500,000   Cotton Ranch Metropolitan District Subordinate Junior G.O. Ltd.
                Tax Refunding Variable Rate Series 1999B, 7.75% due
                12/15/2017 (h)                                                  3,172,470
 2,250,000   Cottonwood Water and Sanitation District Refunding Series
                1996A, 7.60% due 12/1/2012                                      2,400,052
19,106,474   Cottonwood Water and Sanitation District Capital Appreciation
                Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027
                (d)                                                             3,810,595
   240,000   Crested Butte (Town of) Sales Tax Revenue Series 1994, 6.10%-
                6.35% due 12/1/2001-03                                            243,053
   375,000   Delta Sales (City of) and Use Tax Revenue Refunding Series
                1994, 4.35%-4.65% due 12/1/2001-03                                383,161
    72,000   Denver (City and County of) Lease Purchase Certificates Series
                1993, 6.30% due 1/1/2002                                           72,463
 2,906,000   Denver (City and County of) Airport System Subordinate Revenue
                Series 1997B, 2.30% due 12/1/2020 (h)                           2,906,000
 1,885,000   Denver (City and County of) Subordinate Multifamily Housing
                Revenue Capitol Heights Apts. Series 1999C, 8.00% due
                5/1/2032                                                        1,885,000
    45,000   Denver West Metropolitan District Series 1997B, 4.80% due
                12/1/2002                                                          45,751
   775,000   Denver West Metropolitan District Series 1997B, 5.70% due
                12/1/2017                                                         775,248
    95,000   Dillon (Town of) Excise Tax Revenue Series 1994, 5.80%-5.90%
                due 6/1/2002-03                                                    97,235
  2,570,000   Eagle Ranch Metropolitan District Golf Course Enterprise
                Revenue Series 1999A and B, 2.30% due 10/15/2018 (h)            2,570,000
    445,000   Eagle Riverview Affordable Housing Corp. Multifamily Housing
                Project Revenue Series 1999B, 7.00% due 7/1/2029                  424,579
     60,000   El Paso and Elbert Counties Joint School District No. 23-JT G. O.
                Building Series 1994, 5.75% due 12/15/2001                         60,399
     90,000   El Paso County LID 85-2 Special Assessment Refunding Series
                1988, 8.875%-9.00% due 9/1/2001 (a)                                 9,000
     50,588   El Paso County Pheasant Run LID Special Assessment Series
                1986-2, 9.25% due 9/1/1999 (a)                                     12,647


COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2001
-------------------------------------------------------------------------------

 FACE                                                                          MARKET
AMOUNT                  COLORADO MUNICIPAL BONDS- 83.2%                        VALUE
------                  --------------------------------                       ------
  100,000   El Paso County School District No. 2 - Harrison G.O.
                Improvement Series 1994, 7.10% due 12/1/2004                      112,439
  500,000   El Paso County School District No. 20 G.O. Refunding Series
                1993A, Zero Coupon 6.10% due 6/15/2008 (d)                        378,745
  150,000   Elbert County School District C-1 Elizabeth G.O. Series 1994,
                4.40% due 12/1/2002                                               153,135
  412,669   Equi-Mor Holdings Inc Class A Pass-Through Certificates Series
                1999A, 7.50% due 4/5/2018                                         412,669
   25,000   Fort Collins Refunding Series B, 6.00%, due 12/1/2002                  26,080
   25,000   Fort Lupton Golf Course Revenue Anticipation Warrants Series
                1996A, 8.50% due 12/15/2015                                        22,387
1,900,000   Fronterra Village Met District G.O., Series 2001, 8.00% due
                12/1/21                                                         1,900,000
  500,000   Galleria Metropolitan District G.O. Series 1999, 7.25% due
                12/1/2019                                                         520,290
1,995,000   Gateway Village GID G.O. Refunding and Improvement Series
                1998, 6.00% due 12/1/2018                                       1,892,477
   80,000   Gateway Village GID G.O. Refunding and Improvement Series
                1998, Zero Coupon 5.60% due 12/1/2001 (d)                          79,503
  820,000   Gateway Village GID G.O. Series 1995, 8.25%-8.75%
                due 12/1/2005-14 (b)                                              876,068
1,000,000   Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999,
                7.00% due 6/1/2019                                                994,850
  300,000   Grand Junction (City of) Downtown Development Authority Tax
                Increment Revenue Series 1996, 5.55%-5.65% due
                11/15/2004-05                                                     312,793
1,095,000   Greatrock North Water and Sanitation District Ltd. Tax G.O.
                Series 1998, 8.00% due 12/1/2017                                1,098,329
  255,000   Greenwood Metropolitan District G.O. Refunding Series 1994,
                6.50%-7.00% due 12/1/2002-04                                      264,359
  115,000   Greenwood North Metropolitan District G.O. Refunding Series
                1993, 5.00% due 12/1/2001                                         115,358
  220,000   Greenwood South Metropolitan District G.O. Refunding Series
                1994, 6.25%-6.90% due 12/1/2001-04                                226,411
  510,000   Hamilton Creek District Series 1990, 0.00% due 12/1/2004 (g)(i)       434,010
3,000,000   Holland Creek Metropolitan  District, Series 2001, 2.30% due
                6/1/2041(h)                                                     3,000,000
  340,000   Idledale Fire Protection District G.O. Series 1993, 5.20%-5.80%
                due 12/15/2003-07                                                 341,008
  435,000   La Plata County Recreational Facilities Revenue Refunding
                Durango Ski Corporation Project Series 1989A, 9.00% due
                2/1/2010                                                          425,800

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2001
-------------------------------------------------------------------------------

 FACE                                                                          MARKET
AMOUNT                  COLORADO MUNICIPAL BONDS- 83.2%                        VALUE
------                  --------------------------------                       ------
  315,000   Las Animas (City of) Water G.O. Series 1989, 8.60% due
                12/1/2009                                                         317,363
  100,000   Left Hand Water District Water Revenue Refunding Series 1993,
                4.45% due 11/15/2001                                              100,286
1,800,000   Littleton (The) Riverfront Authority Tax Increment Revenue
                Refunding Series 1999A-1, 8.00% due 12/1/2008                   1,843,938
  135,000   Lookout Mountain Water District G.O. Refunding Series 1993,
                5.20% due 12/1/2001                                               135,609
  250,000   Montrose (City of) Water and Sewer Revenue Refunding and
                Improvement Series 1993, 4.50%-4.65% due 10/1/2001-02             252,704
  155,000   Monument Sanitation District G.O. Refunding Series 1994,
                5.80%-5.90% due 12/1/2001-02                                      155,766
  100,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95%
                due 12/1/2003 (b)                                                 107,289
  315,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95%
                due 12/1/2003                                                     328,680
  225,000   North Jeffco Park and Recreation District Golf Course Revenue
                Series 1994, 5.80%-6.10% due 12/1/2001-04                         232,780
1,510,000   North Pines Metropolitan District G.O. Ltd. Tax Series 2000,
                9.00% due 12/1/2020                                             1,510,000
2,800,000   North Range Village Metropolitan District G.O. Ltd. Tax Series
                2000, 8.00% due 12/1/2020                                       2,800,000
1,365,000   North Range Village Metropolitan District G.O. Ltd. Tax, Series
                2001, 4.9%-8.5% due 12/1/2021                                   1,365,000
   55,000   Otero County Swink School District No. 33 G.O. Building Series
                1994, 8.40% due 12/15/2002-03                                      60,380
  115,000   Ouray County Ridgway School District #R-2 Series 1994, 7.75%
                due 12/1/2001-02                                                  119,135
  900,000   Parker Jordan Metropolitan District G.O. Series 1998A, 6.25%
                due 12/1/2017                                                     915,489
4,470,000   Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due
                12/1/2019                                                       4,470,000
1,170,000   Pitkin County Multifamily Revenue Refunding Series 1996A,
                2.30% due 12/1/2024 (h)                                         1,170,000
  879,000   Pueblo County Capital Improvement Residual Revenue Series
                1988, 10.07% due 8/2/2010 (d)                                     254,910
  159,868   Roxborough Village Metropolitan District Series 1993A, 9.00%
                due 12/31/2016 (i)                                                127,464
  278,078   Roxborough Village Metropolitan District Series 1993B, principal
                only, 0.00% due 12/31/2021 (e)(i)                                  15,842
  906,622   Roxborough Village Metropolitan District Series 1993C, 9.84%
                due 12/31/2032 (d)(i)                                               6,346

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2001
-------------------------------------------------------------------------------

 FACE                                                                          MARKET
AMOUNT                  COLORADO MUNICIPAL BONDS- 83.2%                        VALUE
------                  --------------------------------                       ------
   20,270   Roxborough Village Metropolitan District Series 1993B, interest
                only, 10.41% due 1/1/2043 (f)(I)                                      142
   50,000   Saguache County Moffat School District No. 2 G.O. Series 1994,
                5.90% due 12/1/2001                                                50,321
  535,000   San Miguel County Housing Authority Multifamily Telluride
                Village Revenue Refunding Series 1993, 6.30% due 7/1/2013         574,858
2,245,000   Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997,
                7.125% due 12/1/2016                                            2,325,416
1,000,000   Sand Creek Metropolitan District G.O. Ltd. Tax Series 1998,
                6.625% due 12/1/2017                                              988,600
1,610,000   Sheridan Series 1997A, 7.50% due 12/1/2016                          1,670,375
1,000,000   Southpark Metropolitan District G.O. Refunding Series 1996,
                6.60% due 12/1/2013                                             1,063,090
  210,000   Southtech Metropolitan District G.O. Refunding Series 1994,
                5.35%-5.85% due 12/1/2001-04                                      213,255
1,995,000   Sterling Hills Metropolitan District G.O. Ltd. Tax Series 1998,
                7.75% due 6/1/2018                                              1,990,970
3,320,000   Sterling Hills West Metropolitan District G.O. Ltd. Tax Series
                2000, 8.00% due 12/1/2019                                       3,320,000
3,315,000   Sterling Hills West Metropolitan District G.O.. Ltd Tax, Series
                2001B, 8.0% due 12/1/2021                                       3,315,000
5,300,000   Tabernash Meadows Water and Sanitation District G.O. Series
                2000, 8.40% due 12/1/2020                                       5,019,842
  235,000   Telluride Hospital District Series 1997, 4.70%-4.80% due
                12/1/01-02                                                        238,025
1,895,000   Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O.
                Series 1997, 8.00% due 6/1/2017                                 1,931,498
1,000,000   Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series
                1999, 7.50% due 12/1/2018                                         999,840
  100,000   Upper Eagle Regional Water Authority Water Refunding Series
                1994, 5.80% due 12/1/2001                                         100,468
                                                                                ---------

                Total Colorado Municipal Bonds (cost $116,033,001)           $115,211,417
                                                                              ------------

                  COLORADO CERTIFICATES OF PARTICIPATION - 0.9%
                  ---------------------------------------------


  155,000   Arapahoe County Recreation District Refunding Certificates of
                Participation Series 1996, 5.00%-5.20% due 12/1/2004-06           164,731
   60,000   Central City (City of) Certificates of Participation City Hall
                Project Series 1995, 6.80% due 12/1/2001                           60,185
  600,000   Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00%
                due 12/1/2019                                                     590,814


COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2001
-------------------------------------------------------------------------------

 FACE                                                                          MARKET
AMOUNT                  COLORADO CERTIFICATES OF PARTICIPATION-0.9%            VALUE
------                  --------------------------------------------           ------
  100,000   El Paso County School District No. 49 Falcon Schools Refunding
                Certificates of Participation Series 1995, 4.375% due 11/1/2001   100,194
  200,000   Gilpin County Certificates of Participation Detention Facility
                Project Series 1994, 6.60% due 10/15/2001                         200,316
  145,000   Park School District R-3 Certificates of Participation Series
                1995 & 1996, 5.35%-5.45% due 6/1/2004-05                          145,489
                                                                             ------------


                Total Colorado Certificates of Participation Bonds
                  (cost $1,187,703)                                          $  1,261,729
                                                                             ------------

                          OTHER MUNICIPAL BONDS - 7.3%
                          ----------------------------


  100,000   City of Burnsville G.O. Tax Increment Refunding Series 1993C,
                4.40% due 2/1/2002                                                100,780
4,500,000   Lisbon (City of) N.D. Industrial Revenue Bonds, Series 2001A
                (Harvest Board LLC) 15.00% due 4/1/2011                         4,500,000
5,000,000   Newman Capital Trust Class B Certificates 9.75% due 4/1/2032        5,000,000
  515,000   Sandoval County Project Revenue Bonds New Mexico
                Tournament Soccer Complex Series 1997, 7.50%
                due 8/15/2006                                                      505,648
                                                                             -------------

                Total Other Municipal Bonds (cost $10,115,000)               $ 10,106,428
                                                                             ------------
                Total investments, at value (cost $127,335,704)*  91.4%       126,579,574

                Other assets net of liabilities                    8.6%        11,940,809
                                                                 -----       ------------
                Net assets                                       100.0%      $138,520,383
                                                                 =====       ============

* Tax cost basis approximates book cost basis.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2001


(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at September 30, 2001. Income on this security is derived from the cash flow of the issuer.

(h)   Represents current interest rate for a variable rate bond.

(i) Terms of security have been restructured since the original issuance. The face amount and market value of such securities amount to $13,703,355 and 2,226,251 or 1.6% of net assets, respectively, as of September 30, 2001.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

G.O.   - General Obligations
LID    - Local Improvement District
GID    - General Improvement District

See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2001




ASSETS

Investments, at value (cost $125,483,843) - see accompanying statement          $126,579,574
Cash                                                                               8,862,202
Interest receivable                                                                2,690,344
Shares of beneficial interest sold                                                 1,249,239
                                                                                ------------


TOTAL ASSETS                                                                     139,381,359
                                                                                ------------

LIABILITIES

Payables and other liabilities:
    Dividends                                                                        426,683
    Shares of beneficial interest redeemed                                           342,217
         Accrued expenses and other                                                   92,076
                                                                                ------------

TOTAL LIABILITIES                                                                    860,976
                                                                                ------------


NET ASSETS                                                                      $138,520,383
                                                                                ============

COMPOSITION OF NET ASSETS

Paid-in capital                                                                 $139,442,441
Accumulated net realized losses                                                     (165,928)
Net unrealized depreciation of investments (note 3)                                 (756,130)
                                                                                ------------

NET ASSETS                                                                      $ 138,520,383
                                                                                =============


NET ASSET VALUE AND REDEMPTION VALUE PER SHARE
(based on 14,747,826  shares of beneficial outstanding)                         $        9.39
                                                                                =============

MAXIMUM OFFERING PRICE PER SHARE
(net asset value plus sales charge of 4.75% of offering price)                  $        9.86
                                                                                =============

See accompanying notes to financial statements.

COLORADO BONDSHARES
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2001


     INVESTMENT INCOME
       Interest                                                                 $   8,732,942
                                                                                -------------

     EXPENSES:
         Management fees (note 4)                                                     563,721
         Custodian fees (note 5)                                                       46,395
         Legal and auditing fees                                                       22,417
         Portfolio pricing fees (note 5)                                               21,291
         Registration fees                                                              3,650
         Shareholders' reports                                                         30,555
         Transfer agency expenses (note 4)                                             54,750
         Trustees' fees                                                                 1,277
         Other                                                                          5,110
                                                                                -------------

               Total expenses                                                         749,166

     Earnings credits on cash balances (note 5)                                       (67,686)
                                                                                -------------

               Net expenses                                                           681,480
                                                                                -------------

     NET INVESTMENT INCOME                                                          8,051,462
                                                                                -------------

     REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS    REALIZED NET GAIN                                                 103,006
                                                                                -------------
     CHANGE IN UNREALIZED APRRECIATION
     (DEPRECIATION) OF INVESTMENTS
        Beginning of the year
        End of year                                                                (1,112,544)
                                                                                     (756,130)
                                                                                -------------

     CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON INVESTMENTS                                                    356,414
                                                                                -------------


      NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS                                                              $   8,510,882
                                                                                =============

See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED              YEAR ENDED
                                                                                   9/30/2001              9/30/2000
                                                                                  ----------              ----------
FROM INVESTMENT ACTIVITIES:
    Net investment income                                                       $ 8,051,462               $ 6,443,128
    Net realized gain (loss) on investments                                         103,006                  (268,241)
    Net change in unrealized appreciation (depreciation) on
    investments                                                                     356,414                  (246,724)
                                                                                -----------               -----------

        Net increase in net assets resulting from operations                      8,510,882                 5,928,163
                                                                                -----------               -----------


    Dividends to shareholders from net investment income                         (8,041,706)               (6,510,357)
                                                                                -----------               -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
    Proceeds from sale of shares                                                 44,086,019                14,998,860
    Dividends reinvested                                                          4,522,909                 3,717,435
    Payments for shares redeemed                                                 (7,550,525)               (5,283,551)
                                                                                ------------              ------------

              Increase in net assets derived from
                 Beneficial interest transactions                                 41,058,403               13,432,744
                                                                                ------------              -----------

          Net increase in net assets                                              41,527,579               12,850,550


NET ASSETS
    Beginning of period                                                           96,992,804               84,142,254
                                                                                ------------              -----------


    End of period, including (overdistributed)
      net investment income of $0 and ($9,754), respectively                    $138,520,383              $ 96,992,804
                                                                                ============              ============

See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS



                                        YEARS ENDED SEPTEMBER 30
                                        ------------------------

                              2001       2000      1999       1998      1997
                              ----       ----      ----       ----      ----
PER SHARE OPERATING DATA:

Net asset value, beginning
  of period                 $   9.35   $   9.42   $   9.64   $   9.58  $   9.37
                            --------   --------   --------   --------  --------
Net investment income           0.68       0.68       0.56       0.62      0.58
Net realized and
  unrealized gain (loss)
  on investments                0.04      (0.07)     (0.22)      0.06      0.21
                            --------   --------   --------   --------  --------

Increase from investment
  operations                    0.72       0.61       0.34       0.68      0.79

Dividends from net investment
  income                       (0.68)     (0.68)     (0.56)     (0.62)    (0.58)
                            --------   --------   --------   --------  --------
Net increase (decrease) in
  net asset value               0.04      (0.07)     (0.22)      0.06      0.21
                            --------   --------   --------   --------  --------

Net Asset Value, End of
  Period                    $   9.39   $   9.35   $   9.42   $   9.64  $   9.58
                            ========   ========   ========   ========  ========

TOTAL RETURN, AT NET ASSET
  VALUE (1)                     7.79%      6.76%      3.64%      7.62%     8.66%
                            ========   ========   ========   ========  ========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)s                    $138,520   $ 96,993   $ 84,142   $ 73,108  $ 67,249
                            ========   ========   ========   ========  ========

Ratios to average net
  assets:
Net investment income**         7.14%      7.18%      5.96%      6.66%     6.13%
Total expenses**                 .66%       .81%       .73%       .77%      .84%
Net expenses**                   .60%       .73%       .64%       .66%      .73%

Portfolio turnover rate  (2)    7.91%     18.11%     21.95%     28.63%    27.66%
                            ========   ========   ========   ========  ========

**Annualized
(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period September 30, 2001 were $25,098,250 and $8,152,885, respectively.


See accompanying notes to the financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)  INVESTMENT VALUATION

      The values of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

(b)   INCOME TAXES

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At September 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $165,928, expiring in 2008.


(c)   OTHER/SECURITY CREDIT RISK

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amounts and market value of bonds, for which the accrual of interest income has been discontinued, approximated $8,615,770 and $80,974 (.06% of net assets), respectively, as of September 30, 2001.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS


(d)   USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


(2)   SHARES OF BENEFICIAL INTEREST

      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six month period ended September 30, 2001 and the fiscal year ended September 30, 2000 were as follows:


                                                   2001          2000
                                                   ----          ----

            Shares Sold                           4,705,572     1,599,665
            Dividends Reinvested                    482,794       396,544
                                                  ---------     ---------
                                                  5,188,366     1,996,209
            Shares Redeemed                        (804,349)     (563,235)
                                                  ---------     ---------

            Net Increase in Shares Outstanding    4,384,017     1,432,974
                                                  =========     =========

(3)   UNREALIZED GAINS AND LOSSES

      At September 30, 2001, the net unrealized depreciation on investments of $756,130 was comprised of gross appreciation of $2,600,061 and gross depreciation of $3,356,191.

(4)   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended September 30, 2001. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)   EARNINGS CREDITS ON CASH BALANCES

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the fund's custodian bank. The earnings credits resulted in offsetting custodian fees of $46,395 and reduced fees for services provided by Standard and Poors of $21,291.